INCOME TAXES - Tax losses (Details) - Jun. 30, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Loss Carryforwards
Operating Loss Carryforwards	¥ 170,406	$ 26,393
PRC
Operating Loss Carryforwards
Operating Loss Carryforwards	133,324	20,649
United States
Operating Loss Carryforwards
Operating Loss Carryforwards	¥ 37,082	$ 5,743